Note 44 - Administration Costs - Personnel Expenses Breakdown (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classes Of Employee Benefits Expense
Wages And Salaries	€ 5,163	€ 5,267	€ 4,868
Social Security Contributions	761	784	733
Employer contributions	87	87	84
Defined benefit plans	62	67	57
Other Employee Expense	497	516	531
Employee Benefits Expense	€ (6,571)	€ (6,722)	€ (6,273)